LOSS PER SHARE - Additional Information (Detail) - ¥ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Weighted average ordinary shares outstanding---basic	10,258,424,457	1,460,692,909	1,351,127,462
Exercise price of stock options exercisable	¥ 2
Common Stock [Member]
Antidilutive Securities Excluded From Computation Of EPS	0	7,452,445	2,789,720
Share-based Payment Arrangement, Option [Member]
Weighted average ordinary shares outstanding---basic	3,590,027	0	0
Share options vested	3,590,027
Exercise price of stock options exercisable	¥ 0
Antidilutive Securities Excluded From Computation Of EPS	37,690,027	34,200,000	41,750,000